ALPS ETF TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

July 3, 2025

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Post-Effective Amendment No. 340

Dear Sir or Madam:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 340 (“PEA 340”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 341 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 340 is being filed to make certain material changes with respect to the ALPS | O’Shares Europe Quality Dividend ETF, an existing series of the Trust. PEA 340 does not affect the currently effective prospectuses and Statements of Additional Information for other series of the Trust’s shares.

No fee is required in connection with this filing.

The SEC Staff is requested to address any questions on this filing to Adam Teufel at 202.261.3464.

Sincerely,

/s/Brendan Hamill
Brendan Hamill, Esq.
Secretary

Enclosure

cc:	Adam T. Teufel, Esq.

Dechert LLP